UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10537

                  OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
STATEMENT OF INVESTMENTS  June 30, 2007 (Unaudited)

                                                                                                 % OF
                                                                                       FAIR       NET                    ACQUISITION
                                                                       COST           VALUE    ASSETS     LIQUIDITY 1         DATE 2
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE ARBITRAGE
Lydian Partners II, L.P.                                       $  1,000,000    $  1,041,120       2.3%   Quarterly             01/07

------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
ADM Galleus Fund                                                  1,500,000       1,541,635       3.4    Quarterly       04/07-05/07
Quorum Fund Ltd.                                                    500,000         988,758       2.2    Monthly               01/06
                                                               ---------------------------------------
TOTAL EMERGING MARKETS                                            2,000,000       2,530,393       5.6

------------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd. (Class A)      1,500,000       1,780,659       3.9    Monthly               08/05
GMN Fund Limited                                                  2,000,000       2,097,731       4.6    Quarterly             02/06
Menta Global Offshore Fund, Ltd.                                  1,500,000       1,504,155       3.3    Monthly               06/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.        1,000,000       1,113,774       2.5    Monthly               07/06
Tykhe Portfolio Ltd, Class B                                      2,000,000       1,975,534       4.4    Monthly               04/07
                                                               ---------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                       8,000,000       8,471,853      18.7

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Avenue Asia International, Ltd.                                   2,500,000       2,537,984       5.6    Annually              11/05
GoldenTree Credit Opportunities Ltd. (Class A)                    1,000,000       1,066,443       2.3    Semi-Annually         01/07
Halcyon Structured Opportunities Offshore Fund Ltd.               1,000,000       1,062,763       2.3    Quarterly             01/07
Highland Crusader Fund II Ltd.                                    1,400,000       1,754,659       3.9    Semi-Annually         11/06
JANA Piranha Offshore Fund (Cayman), Ltd.                         1,250,000       1,335,745       3.0    Quarterly             05/07
Magnetar Risk Linked Fund Ltd.                                      500,000         519,380       1.1    Semi-Annually         02/07
Oceanwood Global Opportunities Fund Ltd. (Class A)                1,500,000       1,566,048       3.5    Quarterly       01/07-04/07
Perry Partners, L.P.                                                     --         278,737       0.6    Illiquid 3            01/05
SOLUS LLC                                                           938,764       1,308,219       2.9    Quarterly             01/06
                                                               ---------------------------------------
TOTAL EVENT DRIVEN                                               10,088,764      11,429,978      25.2

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.        1,100,000         158,735       0.4    Annually        12/04-04/05
Endeavour Fund I LLC                                              1,025,000       2,218,835       4.9    Quarterly       04/03-08/03
Platinum Grove Contingent Capital Offshore Fund                   1,500,000       1,545,855       3.4    Monthly               02/07
Sorin Offshore Fund Ltd.                                          2,000,000       2,549,523       5.6    Quarterly             02/06
                                                               ---------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      5,625,000       6,472,948      14.3

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon U.S. Ltd.                                               1,500,000       1,781,687       3.9    Quarterly             06/06
Delta Fund Europe Ltd.                                            1,500,000       1,835,088       4.1    Quarterly             01/06
Kinetics Partners, L.P.                                             250,000       2,081,875       4.6    Monthly         01/05-05/06
Temujin International Fund, Ltd.                                  1,500,000       1,563,446       3.5    Quarterly       04/07-05/07
                                                               ---------------------------------------
TOTAL LONG/SHORT EQUITY                                           4,750,000       7,262,096      16.1

------------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                   632,474         805,730       1.8    Monthly               06/06

------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                                      --       1,740,503       3.8    Annually        01/02-04/03
D.E. Shaw Composite International Fund                            1,750,000       2,350,894       5.2    Quarterly             01/06
Highbridge Asia Opportunities Fund Ltd.                           2,000,000       2,519,887       5.6    Quarterly       02/06-07/06
Shepherd Investments International, Ltd.                          1,500,000       1,531,610       3.4    Quarterly       05/07-06/07
                                                               ---------------------------------------
TOTAL MULTI-STRATEGY                                              5,250,000       8,142,894      18.0

Total Investments in Investment Funds                            37,346,238      46,157,012     102.0

====================================================================================================================================
CASH EQUIVALENTS
BlackRock Liquidity Funds -
Institutional - TempCash (324,402 shares)                           324,402         324,402       0.7

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AND CASH EQUIVALENTS                         $ 37,670,640      46,481,414     102.7
                                                               ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (1,236,017)     (2.7)
                                                                               -----------------------
NET ASSETS                                                                     $ 45,245,397     100.0%
                                                                               =============

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain other terms and conditions as set forth in the Investment Funds offering documents.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in the Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions until the Investment Fund completes the sale of these securities.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2007 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.00% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2007, the Fund had approximately 21.71% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2007.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157. FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement Amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Market Neutral Fund, LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007